Finance and investment income, finance costs and revaluation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation of Financial Instruments (Detail) - GBP (£)
£ in Millions
	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019
Statement [LineItems]
Income from equity investments	£ 6.8	£ 9.3		£ 18.3
Interest expense related to lease liabilities	48.6	51.7		105.1
Continuing Operation [member]
Statement [LineItems]
Income from equity investments	6.8	9.3	[1]	18.3
Interest income	44.4	32.5	[1]	80.7
Finance income	51.2	41.8	[1]	99.0
Net interest expense on pension plans	1.4	1.8	[1]	3.5
Interest on other long-term employee benefits	1.4	1.8	[1]	3.9
Interest payable and similar charges	104.3	127.8	[1]	252.0
Interest expense related to lease liabilities	50.2	48.7	[1]	99.7
Finance costs	157.3	180.1	[1]	359.1
Movements in fair value of treasury instruments	(2.0)	7.3	[1]	0.4
Premium on the early repayment of bonds		(32.2)	[1]	(63.4)
Revaluation of investments held at fair value through profit or loss	1.7	1.6	[1]	9.1
Revaluation of put options over non-controlling interests	26.0	(19.5)	[1]	(13.5)
Revaluation of payments due to vendors (earnout agreements)	4.3	(7.7)	[1]	(1.0)
Revaluation of financial instruments	£ 30.0	£ (50.5)	[1]	£ (68.4)

[1]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.